UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEET (Parenthetical) ¥ in Thousands, $ in Thousands	Sep. 30, 2024 CNY (¥) shares	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares
Allowance for doubtful accounts receivable	¥ 106,333	$ 15,152	¥ 147,495
Total current liabilities	21,451,990	3,056,883	22,341,534
Total non-current liabilities	10,099,390	1,439,152	10,067,925
VIEs
Total current liabilities	13,248,930	1,887,957	12,450,389
Total non-current liabilities	¥ 1,616,055	$ 230,286	¥ 1,522,773
Class A Ordinary Shares
Common stock, par value per share | $ / shares		$ 0.00001		$ 0.00001
Common stock, shares authorized	94,000,000,000	94,000,000,000	94,000,000,000
Common stock, shares issued	3,854,411,409	3,854,411,409	3,853,820,658
Common stock, shares outstanding	3,697,261,223	3,697,261,223	3,675,039,807
Class B Ordinary Shares
Common stock, par value per share | $ / shares		$ 0.00001		$ 0.00001
Common stock, shares authorized	5,000,000,000	5,000,000,000	5,000,000,000
Common stock, shares issued	3,041,097,278	3,041,097,278	3,041,097,278
Common stock, shares outstanding	3,041,097,278	3,041,097,278	3,041,097,278